Income Tax Expense (Recovery) (Details) $ in Millions	3 Months Ended
Jun. 30, 2020 USD ($)
Income Tax Contingency [Line Items]
Freight tax liability, Decrease Resulting from Settlements with Taxing Authorities	$ 16.6
Settlement with Taxing Authority [Member]
Income Tax Contingency [Line Items]
Freight tax liability, current	$ 9.8